Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	2,103,353	2,093,556	2,015,589
Common stock, shares outstanding (in shares)	2,103,353	2,093,556	2,015,589
Series A Preferred Stock
Preferred stock, shares authorized (in shares)		2,000,000	2,000,000
Series A, shares issued (in shares)	0	0	0
Series A, shares outstanding (in shares)	0	0	0